Additional disclosures - Preference Shares and Preferred Securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 21,419	€ 23,820
Subordinated liabilities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	8,296	10,063
Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	308	345
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 7,988	€ 9,717